SHARE CAPITAL (Detail) - Fair Values of Non-Employee Stock Options - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of non-employee options, beginning of the period	$ 446,354	$ 189,207	$ 189,207	$ 116,615
Fair value of options granted				102,273
Fair value of options on vesting	32,798		23,415	11,366
Change in fair value of non-employee stock options during the period	(148,251)	62,023	233,732	(41,047)
Fair value of non-employee options, end of the period	$ 330,901	$ 251,230	$ 446,354	$ 189,207